Offerings	Jun. 23, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.0001 per share
Amount Registered | shares	10,013,351
Proposed Maximum Offering Price per Unit	7.49
Maximum Aggregate Offering Price	$ 74,999,998.99
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.50
Offering Note	1 Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-287708) on May 30, 2025 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Warrants to purchase shares of Common Stock, $0.0001 par value per share
Amount Registered | shares	10,013,351
Proposed Maximum Offering Price per Unit	8.15
Maximum Aggregate Offering Price	$ 81,608,810.65
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,270.18
Offering Note	1 Payment of the registration fee at the time of filing of the registrant's Registration Statement on Form S-3ASR (File No. 333-287708) on May 30, 2025 (the "Registration Statement") was deferred pursuant to Rules 456(b) and 457(r) under the Securities Act of 1933, as amended and is paid herewith. This "Calculation of Filing Fee" table shall be deemed to update the table in Item 14 of the Registration Statement.